MFS(R) STRATEGIC VALUE FUND


          Supplement to the Current Prospectus dated December 1, 2003 as revised September 1, 2004


This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated December 1, 2003. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for Class A shares of the fund, together with returns of one or more broad measures of market performance, in the Performance Table of the Prospectus. The table is supplemented as follows:

Average Annual Total Returns (for the period ended December 31, 2002):

      Returns Before Taxes             1 Year                   Life*
      --------------------             ------                   -----
      Class I shares                  (17.41)%                  11.10%

The fund commenced investment operations on March 17, 1998, with the offering of class A shares and class I shares.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

                                                                                                   Class I
        Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
          of offering price)....................................................................    None
        Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
          price or redemption proceeds, whichever is less)......................................    None

        Annual Fund Operating Expenses (expenses that are deducted from fund assets)

             Management Fees....................................................................    0.75%
             Distribution and Service (12b-1 Fees)..............................................    None
             Other Expenses.....................................................................    0.35%
                                                                                                    -----
             Total Annual Fund Operating Expenses(1)............................................    1.10%

--------------------
(1) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

Example of Expenses. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The "Example of Expenses" table is supplemented as follows:

                           Year 1        Year 3         Year 5       Year 10
                           ------        ------         ------       -------
        Share Class
        Class I Shares     $112          $350           $606         $1,340

3.   DESCRIPTION OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFD, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds;

     o    any retirement plan, endowment or foundation which:

          has, at the time of purchase of class I shares, aggregate assets of at least $100 million; and

          invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount);

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds;

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time; and

     o certain 529 college savings plans, provided that these plans meet certain criteria established by MFD from time to time.


In addition, MFD, at its sole discretion, may accept investments from other purchasers not listed above and may accept purchases that do not meet these dollar qualification requirements.


4.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

5.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Highlights- Class I Shares

For years ended 7/31                                         2003           2002          2001           2000            1999
                                                             ----           ----          ----           ----            ----
Net asset value - beginning of year                          $11.19         $13.61        $12.19         $14.23          $10.65
Income from investment operations# -
    Net investment incomess.                                 $ 0.09         $ 0.09        $ 0.10         $ 0.07          $ 0.05
    Net realized and unrealized gain (loss) on
investments and
      foreign currency                                         1.57          (2.50)         2.54           0.93            4.07
                                                             ------         --------      --------       ------          --------
Total from investment operations                             $ 1.66         $(2.41)       $ 2.64         $ 1.00          $ 4.12
                                                             ------         -------       -------        ------          --------
Less distributions declared to shareholder
    From net investment income                                $ --          $(0.00)+      $(0.06)        $(0.09)         $(0.04)
    From net realized gain on investments and foreign
      currency transactions                                     --           (0.01)        (1.16)         (2.52)          (0.50)
    In excess of net realized gain on investments and
    foreign currency transactions                               --             --             --          (0.43)            --
                                                             -----          ------        ------         ------          ------
Total distributions declared to shareholders                 $  --          $(0.01)       $(1.22)        $(3.04)         $(0.54)
                                                                            --------      --------       ------          --------
Net asset value - end of year                                $12.85         $11.19        $13.61         $12.19          $14.23
                                                                            ------        -------        -----           -------
Total return (%)                                              14.83         (17.72)        22.36           9.89           40.52
Ratios (%) to average net assets and Supplemental
datass.
Expenses##                                                     1.06           1.11          1.15           1.26            1.27
Net investment incomess.                                       0.77           0.66          0.75           0.59            0.45
Portfolio turnover                                              65             78             63           142              131
Net assets at end of year (000 Omitted)                      $6,997         $12,109       $5,209         $1,063          $1,226

-------------------------
ss. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, which ended on March 28, 2002, to pay all of the fund's operating expenses, exclusive of the management fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. Prior to December 1, 2000, the reimbursement fee was 1.25%. In addition, prior to December 1, 2000 the investment adviser voluntarily waived its fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

       Net investment income (loss)                          $ --           $ 0.09        $ 0.03         $(0.36)         $(0.24)
       Ratios (%) (to average net assets)
       Expenses##                                              --             1.07          1.65           4.78            3.58
       Net investment income (loss)                            --             0.70          0.25          (2.93)          (1.86)

+ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.

## Ratios do not reflect expense reductions from certain expense offset arrangements.


 The date of this Supplement is December 1, 2003, as revised September 1, 2004.